INCOME TAXES - Components Income (Loss) Before Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective income tax rate:
Expected income tax benefit at the federal statutory rate	21.00%	21.00%
State taxes	6.00%	6.00%
Change in valuation allowance	(30.00%)	(26.00%)
Research and development credit carryover	2.00%	3.00%
Legal proceedings and settlement expense		(4.00%)
Permanent differences	1.00%